CAPITAL STOCK (Details Narrative)						1 Months Ended	9 Months Ended
	Oct. 01, 2024 CAD ($) shares	Sep. 20, 2024 CAD ($) $ / shares shares	Jul. 24, 2023 CAD ($) $ / shares shares	May 15, 2023 CAD ($) $ / shares shares	Jan. 15, 2021 CAD ($) shares	Jan. 31, 2024 shares $ / shares	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2023 CAD ($) shares	Dec. 31, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Shares issued	650,000
Gross proceeds | $	$ 65,000						$ 29,000	$ 200,000
Weighted average remaining contractual life	3 years						2 years 3 months 29 days
Outstanding shares							1,750,000	0
Share-based payment recognized as employee benefits | $							$ 72,155	$ 0
Share-based payment recognized as consulting fees | $							$ 0	$ 0
Directors Officers And Consultants [Member]
IfrsStatementLineItems [Line Items]
Granted shares						1,750,000
Exercise price | $ / shares						$ 0.10
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life							3 years 6 months 25 days	4 years 7 months 2 days
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares issued							0
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued							14,035,947
Shares outstanding							14,035,947
Ordinary shares [member] | Non Brokered Private Placement Financing [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds | $		$ 29,000	$ 50,000	$ 150,000	$ 20,000
Flow-through units		290,000	2,000,000	6,000,000	80,000
Par value per share | $ / shares		$ 0.10	$ 0.025	$ 0.025
Additional common share, description		Each unit consists of one common share in the capital of the Company and one share purchase warrant to purchase an additional common share in the capital of the Company at the price of $0.15 per common share for a period of three (3) years.	Each unit consists of one flow-through common share in the capital of the Company and non-flow-through share purchase warrant to purchase an additional common share in the capital of the Company at the price of $0.05 per common share for a period of 5 years.	Each unit consists of one common share in the capital of the Company and one share purchase warrant to purchase an additional common share in the capital of the Company at the price of $0.05 per common share for a period of 5 years.
Warrants | $		$ 0	$ 0	$ 0
Subscribed flow-through units				5,600,000
Accounts payable to shareholders | $							$ 10,000		$ 10,000